DWS Tax-Exempt Portfolio Average Annual Total Returns - Tax Exempt Cash Managed Shares [Member] - Tax-Exempt Cash Managed Shares - Return Before Taxes[Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		2.39%	1.85%	1.25%
Performance Inception Date	Nov. 17, 1999